Correction of errors (Tables)	12 Months Ended
Dec. 31, 2018
Correction of errors
Correction of errors

Consolidated statement of financial position

December 31, 2017	Impact of correction of error
	As previously
	reported	Adjustments	As corrected
	(€ in thousands)

Current assets	37,774	(280)	37,494
Inventories	9,539	(280)	9,259
Non-current assets	29,257	251	29,508
Property, plant and equipment	27,698	251	27,949

Total assets	67,031	(29)	67,002

Equity	43,918	(29)	43,889
Accumulated deficit	(37,480)	(29)	(37,509)

Total equity and liabilities	67,031	(29)	67,002

Consolidated statement of comprehensive loss

	Impact of correction of error			Impact of correction of error
	three months ended December 31, 2017			year ended December 31, 2017
	As previously			As previously
	reported	Adjustments	As corrected	reported	Adjustments	As corrected
	(€ in thousands except share and share data)			(€ in thousands except share and share data)

Cost of sales	(3,662)	158	(3,504)	(13,824)	(29)	(13,853)
Gross profit	2,446	158	2,604	9,354	(29)	9,325
Operating loss	(2,633)	158	(2,475)	(8,620)	(29)	(8,649)
Net loss	(2,460)	158	(2,302)	(8,525)	(29)	(8,554)
Total comprehensive loss	(2,352)	158	(2,194)	(8,020)	(29)	(8,049)

Loss attributable to owners of the company	(2,458)	158	(2,300)	(8,509)	(29)	(8,538)
Total comprehensive loss attributable to owners of the company	(2,350)	158	(2,192)	(8,004)	(29)	(8,033)

Loss per share - basic/ diluted (EUR)	(0.66)	0.04	(0.62)	(2.29)	(0.01)	(2.30)

Segment reporting

	Impact of correction of error three months ended December 31, 2017
	As previously
	reported		Adjustments		As corrected
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	3,146	2,962	—	—	3,146	2,962

Gross profit	1,059	1,387	270	(112)	1,329	1,275
Gross profit in %	33.7%	46.8%			42.2%	43.0%

	Impact of correction of error year ended December 31, 2017
	As previously
	reported		Adjustments		As corrected
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	11,534	11,644	—	—	11,534	11,644

Gross profit	3,921	5,433	337	(366)	4,258	5,067
Gross profit in %	34.0%	46.7%			36.9%	43.5%